Share-Based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Total expense recognized	$ 1,357	$ 760	$ 3,032
Total accrued cash distribution	$ 0	$ 56